Net (loss) / income per share attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerator
Net (loss) / income attributable to the Company - basic	$ 978	$ (147,200)	$ (1,828,944)	$ (201,250)
Net (loss) / income attributable to the Company - diluted	$ 978	$ (147,200)	$ (1,828,944)	$ (201,250)
Denominator
Weighted average shares – basic	727,109,521	723,712,382	725,660,450	723,712,382
Weighted average shares – diluted	727,952,799	723,712,382	725,660,450	723,712,382
Net (loss) / income per share attributable to the Company
Basic	$ 0.00	$ (0.20)	$ (2.52)	$ (0.28)
Diluted	$ 0.00	$ (0.20)	$ (2.52)	$ (0.28)